WORK IN PROCESS (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 0	$ 80,620	$ 92,379
Estimated earnings	0
Total	0	80,620	92,379
Less billings to date	0	100,775	112,310
Total	0	20,155	19,931
Reflected in the balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	0
Billings in excess of costs and estimated earnings on contracts in process	0	20,155	19,931
Total	$ 0	$ 20,155	$ 19,931